SHARE BASED COMPENSATION (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Apr. 14, 2022 shares	Sep. 27, 2021 CNY (¥)	Sep. 27, 2021 USD ($)	Sep. 22, 2021 $ / shares shares	Jan. 30, 2020 shares	Oct. 31, 2019 $ / shares shares	Jul. 01, 2017 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 $ / shares shares	Oct. 29, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split ratio						0.01
Shares authorized													100,000
Share-based compensation expenses								¥ 34,167,000	$ 5,362	¥ 17,762,000	¥ 32,855,000
Dr. Chris Chang Yu
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued								252,925	252,925
Share Price | $ / shares									$ 3.49
Share-based compensation expenses		¥ 5,694	$ 894
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized						700,000			70,000,000			70,000,000	71,369
Par value | $ / shares									$ 0.01			$ 0.01
Shares issued					1,333,360
Class A ordinary shares | Dr. Chris Chang Yu
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued				106,395
Share Price | $ / shares				$ 3.49
Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized						300,000			30,000,000			30,000,000	28,631
Par value | $ / shares						$ 0.01			$ 0.01			$ 0.01
Subsequent events.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants	2,800,000
2022 Equity Incentive Plan | Subsequent events.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchased	2,800,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants							1,190,000
Additional shares authorized for option grants							2,726,600
Stock options | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants						1,105,300			889,614
Additional shares authorized for option grants										650,000
Stock options | 2019 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years	4 years	4 years